Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41576
Entity Registrant Name	ECARX Holdings Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12/F, Tower 2, Park Place
Entity Address, Address Line Two	88 Baise Road
Entity Address, City or Town	Xuhui District, Shanghai
Entity Address, Postal Zip Code	200231
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001861974
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Shanghai, China
Class A Ordinary Shares
Document Entity Information
Title of 12(b) Security	Class A ordinary shares, par value $0.000005 per share
Trading Symbol	ECX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	291,166,110
Warrants
Document Entity Information
Title of 12(b) Security	Warrants
Trading Symbol	ECXWW
Security Exchange Name	NASDAQ
Class B Ordinary Shares
Document Entity Information
Entity Common Stock, Shares Outstanding	48,960,916
Business Contact
Document Entity Information
Entity Address, Address Line One	12/F, Tower 2, Park Place
Entity Address, Address Line Two	88 Baise Road
Entity Address, City or Town	Xuhui District, Shanghai
Entity Address, Postal Zip Code	200231
Entity Address, Country	CN
Contact Personnel Name	Jing (Phil) Zhou
Contact Personnel Email Address	phil.zhou@ecarxgroup.com